Expense Example {- Fidelity Freedom® 2025 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-09 - Fidelity Freedom® 2025 Fund - Class K6	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	243
10 years	$ 533